COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Changes in the Warranty Reserve
Changes in the warranty reserve are as follows (in millions):

	2020	2019	2018
Balance, beginning of the year	$10.1	$9.6	$9.2
Provision for warranty claims	6.5	8.4	7.7
Warranty claims settled	(6.1)	(7.8)	(7.9)
Warranties acquired through business acquisition	—	—	0.6
Foreign currency translation adjustment	—	(0.1)	—
Balance, end of the year	$10.5	$10.1	$9.6